Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 03, 2025
Entity Registrant Name	dei_EntityRegistrantName	JANUS DETROIT STREET TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001500604
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2025
Document Effective Date	dei_DocumentEffectiveDate	Feb. 03, 2025
Prospectus Date	rr_ProspectusDate	Feb. 03, 2025
Janus Henderson Transformational Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Janus Henderson Transformational Growth ETF Ticker: JXX
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Henderson Transformational Growth ETF seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay brokerage commissions and other fees to financial intermediaries on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund was not in operation during the most recent fiscal year, no portfolio turnover information is available as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on the estimated expenses that the Fund expects to incur during the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by normally investing in a portfolio of approximately 20-30 equity securities. The Fund may invest in equity securities of companies of any size, but will invest primarily in larger, well-established companies across various sectors. The Fund may also invest up to 20% of its net assets in foreign securities of companies and will only invest in securities listed on U.S. exchanges.

The Fund is classified as nondiversified, which allows it to hold larger positions in securities compared to a fund that is classified as diversified.

In selecting investments, the portfolio managers employ a combination of a “bottom up” fundamental security selection with a “top down” thematic approach, focusing on secular themes transforming society. In applying a “bottom up” approach that focuses on fundamental research, portfolio management considers, among other factors, a company’s sustainable competitive advantages, long-term growth potential, and shareholder value. In applying a “top down” thematic approach, portfolio management seeks to construct an overall portfolio with characteristics tied to secular themes transforming society. The themes of focus, which may evolve over time and/or incorporate other themes, include: artificial intelligence, cloud computing, deglobalization, digitization (including e-commerce), healthcare innovation, or other long-term innovations.

The Fund will generally consider selling a security when, in portfolio management’s opinion, there is a deterioration in a company’s financials, the investment thesis for owning the position has changed, or if the security trades at intrinsic value.

The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions on a short-term or long-term basis, in an amount equal to one-third of its total assets as determined at the time of the loan origination.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of operations. Performance information for certain periods will be included in the Fund’s first annual and/or semiannual report and will be made available at janushenderson.com/info or by calling 1-800-668-0434.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year of operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-668-0434
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janushenderson.com/info
Janus Henderson Transformational Growth ETF | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The value of the Fund’s portfolio may decrease due to short-term market movements and over more prolonged market downturns. As a result, the Fund’s net asset value (“NAV”) may decrease. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as financial institution failures, economic recessions, terrorism, war, conflicts, including related sanctions, social unrest, natural disasters, epidemics, and pandemics) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Janus Henderson Transformational Growth ETF | Portfolio Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Portfolio Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. Accordingly, the Fund may underperform its benchmark index or other funds with similar investment objectives.

Janus Henderson Transformational Growth ETF | Growth Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If portfolio management’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from other types of securities and the market as a whole.

Janus Henderson Transformational Growth ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended (the “1940 Act”). This gives the Fund’s portfolio management more flexibility to hold larger positions in securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Janus Henderson Transformational Growth ETF | Issuer Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer Concentration Risk. The Fund’s portfolio may be comprised of a relatively small number of issuers in comparison to other funds. As a result, the Fund may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a fund that holds more investments. In particular, the Fund may be more susceptible to adverse developments affecting any single issuer held by the Fund and may be susceptible to greater losses because of these developments. The Fund’s policy of concentrating its portfolio on a smaller number of holdings could result in more volatility in the Fund’s performance and share price.

Janus Henderson Transformational Growth ETF | Industry and Sector Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Industry and Sector Risk. The Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that relate to/benefit from the same theme. Companies in the same industry or economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility.

●

Technology Sector Risk. In the technology sector, competitive pressures may have a significant effect on the performance of companies in which the Fund may invest. In addition, technology and technology-related companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing, which may increase their volatility.

Janus Henderson Transformational Growth ETF | Small- and Mid-Sized Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small- and Mid-Sized Companies Risk. The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have a significant adverse effect on the Fund’s returns, especially as market conditions change.

Janus Henderson Transformational Growth ETF | Foreign Exposure Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Exposure Risk. Foreign markets can be more volatile than the U.S. market. As a result, the Fund’s returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

Janus Henderson Transformational Growth ETF | Depositary Receipts Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Depositary Receipts Risk. Depositary receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, market risk, and foreign exposure risk, because their values depend on the performance of a foreign security denominated in its home currency.

Janus Henderson Transformational Growth ETF | Securities Lending Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Janus Henderson Transformational Growth ETF | New/Smaller Sized Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New/Smaller Sized Fund Risk. Because the Fund is relatively new, it has a limited operating history and a small asset base. The Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger. If a new or smaller fund were to fail to attract sufficient assets to achieve or maintain economies of scale, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the Fund and tax consequences for investors.

Janus Henderson Transformational Growth ETF | Exchange Listing and Trading Issues Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Exchange Listing and Trading Issues Risk. Although Fund shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”), there can be no assurance that an active trading market for such shares will develop or be maintained. The lack of an active market for Fund shares, as well as periods of high volatility, disruptions in the creation/redemption process, or factors affecting the liquidity of the underlying securities held by the Fund, may result in the Fund’s shares trading at a premium or discount to its NAV. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the Fund’s listing will continue to be met or will remain unchanged.

Janus Henderson Transformational Growth ETF | Fluctuation of NAV and Market Price Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fluctuation of NAV and Market Price Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the Exchange. Volatile market conditions, an absence of trading in shares of the Fund, or a high volume of trading in the Fund, may result in trading prices in the Fund’s shares that differ significantly from the Fund’s NAV. Additionally, during a “flash crash,” the market prices of the Fund’s shares may decline suddenly and significantly resulting in Fund shares trading at a substantial discount to NAV. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause Authorized Participants (“APs”) and other market makers to limit or cease trading in the Fund’s shares for temporary or longer periods, which may result in an increase in the variance between market price of the Fund’s shares and the Fund’s NAV. Shareholders could suffer significant losses to the extent that they sell shares at these temporarily low market prices.

It cannot be predicted whether Fund shares will trade below, at, or above the Fund’s NAV. Further, the securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, or fixing settlement times, bid-ask spreads and the resulting premium or discount to the Fund shares’ NAV is likely to widen. Similarly, the Exchange may be closed at times or days when markets for securities held by the Fund are open, which may increase bid-ask spreads and the resulting premium or discount to the Fund shares’ NAV when the Exchange re-opens. The Fund’s bid-ask spread and the resulting premium or discount to the Fund’s NAV may also be impacted by the liquidity of the underlying securities held by the Fund, particularly in instances of significant volatility of the underlying securities.

Janus Henderson Transformational Growth ETF | Authorized Participant Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Risk. The Fund may have a limited number of financial institutions that may act as APs. Only APs who have entered into agreements with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. These APs have no obligation to submit creation or redemption orders and, as a result, there is no assurance that an active trading market for the Fund’s shares will be established or maintained. This risk may be heightened to the extent that the securities underlying the Fund are traded outside of a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be willing or able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for shares, and shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting.

Janus Henderson Transformational Growth ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The biggest risk is that the Fund’s returns and yields will vary, and you could lose money.
Janus Henderson Transformational Growth ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Janus Henderson Transformational Growth ETF | Janus Henderson Transformational Growth ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JXX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.57%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 183

[1]	Other Expenses are based on the estimated expenses that the Fund expects to incur during the current fiscal year.